Segment Information (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Schedule of Segment Results
Segment results are shown in the table below:

	June 30, 2025 (6 months)

( € million)	Biopharma			Other			Total

	June 30, 2025	Change vs. June 30, 2024 on a reported basis (IFRS)	Change vs. June 30, 2024 at constant exchange rates (non-IFRS)	June 30, 2025	Change vs. June 30, 2024 on a reported basis (IFRS)	Change vs. June 30, 2024 at constant exchange rates (non-IFRS)	June 30, 2025	Change vs. June 30, 2024 on a reported basis (IFRS)	Change vs. June 30, 2024 at constant exchange rates (non-IFRS)

Net sales	19,889	+8.3%	+9.9%		—%		19,889	+8.3%	+9.9%

Other revenues	1,246	-7.8%	-6.4%	206	+16.4%	+15.3%	1,452	-5.0%	-3.9%

Cost of sales	(5,753)	-1.6%	-0.1%	(128)	+16.4%	+14.5%	(5,881)	-1.3%	+0.2%

Research and development expenses	(3,716)	+11.5%	+12.3%	(1)	—%	—%	(3,717)	+11.5%	+12.3%

Selling and general expenses	(4,447)	+4.7%	+5.9%	(59)	+5.4%	+5.4%	(4,506)	+4.7%	+5.9%

Other operating income and expenses	(1,941)			(2)			(1,943)

Share of profit/(loss) from investments accounted for using the equity method	77			—			77

Net income attributable to non-controlling interests	(8)			—			(8)

Business operating income	5,347	+8.8%	+11.0%	16	-27.3%	-27.3%	5,363	+8.6%	+10.8%

As % of net sales	26.9%						27.0%

	June 30, 2024 (6 months) (a)

( € million)	Biopharma	Other	Total

Net sales	18,360		18,360

Other revenues	1,352	177	1,529

Cost of sales	(5,849)	(110)	(5,959)

Research and development expenses	(3,334)	(1)	(3,335)

Selling and general expenses	(4,247)	(56)	(4,303)

Other operating income and expenses	(1,426)	12	(1,414)

Share of profit/(loss) from investments accounted for using the equity method	66	—	66

Net income attributable to non-controlling interests	(6)	—	(6)

Business operating income	4,916	22	4,938

(a)	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.

Schedule of Reconciliation Between Business Operating Income for the Segments and Income Before Tax and Investments Accounted for Using the Equity Method
The table below, presented in compliance with IFRS 8, shows a reconciliation between “Business operating income” and
Income before tax and investments accounted for using the equity method
:

( € million)	June 30, 2025 (6 months)	June 30, 2024 (6 months) (a)

Business operating income	5,363	4,938

Share of profit/(loss) from investments accounted for using the equity method (b)	(77)	(66)

Net income attributable to non-controlling interests (c)	8	6

Amortization and impairment of intangible assets (d)	(987)	(527)

Fair value remeasurement of contingent consideration	(61)	(66)

Expense arising from the impact of acquisitions on inventories (e)	—	(7)

Restructuring costs and similar items (f)	(430)	(1,060)

Other gains and losses, and litigation (g)	(57)	(450)

Operating income	3,759	2,768

Financial expenses	(361)	(583)

Financial income	184	277

Income before tax and investments accounted for using the equity method	3,582	2,462

(a)	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
(b)	Joint ventures and associates with which Sanofi has entered into a strategic alliance.
(c)	Excludes (i) restructuring costs and (ii) other adjustments attributable to non-controlling interests.
(d)
The monitoring of impairment indicators for other intangible assets led to the recognition of impairment losses of €210 million in the first half of 2025 linked to research and development projects. As of June 30, 2024, this line includes a net reversal of impairment losses amounting to €371 million, mainly due to an increase in the expected recoverable amounts of certain marketed products and other rights.

(e)	This line records the impact of the workdown of acquired inventories remeasured at fair value at the acquisition date.
(f)	See Note B.16.
(g)	See Note B.17.

Schedule of Acquisition of Intangible Assets, Property, Plant and Equipment and Investments Accounted for Using the Equity Method by Segment
Acquisitions of intangible assets and property, plant and equipment correspond to acquisitions paid for during the period.

	Biopharma

( € million)	June 30, 2025	June 30, 2024

Investments accounted for using the equity method (a)	483	229

Acquisitions of property, plant and equipment	845	882

Acquisitions of other intangible assets	575	922

(a)	Carrying amount at the end of the reporting period.

Summary of Geographical Information on Net Sales and Non-Current Assets
The geographical information on net sales provided below is based on the geographical location of the customer.

	Net sales

( € million)	June 30, 2025	June 30, 2024 (a)

Europe	4,144	4,072

of which France	835	855

United States	9,535	8,292

Rest of the World	6,210	5,996

of which China	1,388	1,406

Total	19,889	18,360

(a)	Figures for 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
In accordance with IFRS 8, the
non-current
assets reported below exclude financial instruments, deferred tax assets, pre-funded
pension obligations, and
right-of-use
assets as determined under IFRS 16.

( € million)	June 30, 2025			December 31, 2024
	Property, plant and equipment	Goodwill	Other intangible assets	Property, plant and equipment	Goodwill	Other intangible assets

Europe	5,438	—	3,167	5,550	—	3,307

of which France	2,953	—	—	3,112	—	—

United States	2,080	—	16,725	2,411	—	18,711

Rest of the World	2,056	—	539	2,130	—	611

of which China	83	—	—	96	—	—

Total	9,574	40,283	20,431	10,091	43,384	22,629